Income Taxes Recognized During Period (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes before restructuring and other items	$ 4,315	$ 3,514	$ 9,336	$ 6,240
Tax impact of restructuring and other items	(595)	(705)	(1,850)	(705)
Provision for income taxes after restructuring and other items	$ 3,720	$ 2,809	$ 7,486	$ 5,535